FEDERATED CORE TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 27, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       Federated Core Trust (the “Registrant”)

Federated Mortgage Core Portfolio

High Yield Bond Portfolio

1940 Act File No. 811-8519

Dear Sir or Madam:

Pursuant to the Investment Company Act of 1940 and Rule 8(b)-16 thereunder, Amendment No. 68 to the Registration Statement of the above referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Registrant’s currently effective Registration Statement.

Beneficial interest in the series of the Registrant are not registered under the Securities Act of 1933 (the “1933 Act”) and are issued in reliance on Section 4(a(2) of the 1933 Act and Regulation D (including, without limitation, Rule 506(c)) thereunder. Investments in the Registrant’s series may only be made by investment companies, insurance company accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Registrant.

If you have any questions on the enclosed material, please contact me at (724) 720-8834.

Very truly yours,

/s/ Julie D. Meyers

Julie D. Meyers

Senior Paralegal

Enclosures